Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Nauticus Robotics

5. Leases

The Company leases its office and manufacturing facility under a 64-month operating lease expiring April 30, 2024. The lease includes rent escalations and chargebacks to the Company for build-out costs. The right-of-use asset and lease liability amounts were determined using an 8% discount rate which was the interest rate related to the leasehold improvement obligation.

The operating lease includes a leasehold improvement obligation of $190,650 which bears interest at 8% and matures on April 30, 2024. The balance of this obligation was $76,879 and $96,375 as of June 30, 2022, and December 31, 2021, respectively, and is included in operating lease liabilities in the balance sheets.

Total operating lease expense, which is accounted for in cost of revenue, was as follows:

	For the three months ended, June 30,		For the six months ended, June 30,
	2022	2021	2022	2021
Fixed lease expense	$69,190	$71,106	$136,881	$138,602
Variable lease expense	43,008	47,294	89,016	91,802
Total	$112,198	$118,400	$225,897	$230,404